Loan Payables - Schedule of Loan Payables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Loan Payables - Schedule of Loan Payables (Details) [Line Items]
Loan payables, current portion	¥ 9,000	$ 1,238	¥ 9,500
Loan payables, non-current portion
Loan payables					6,500
Previously Reported [Member]
Loan Payables - Schedule of Loan Payables (Details) [Line Items]
Loan payables, current portion					¥ 6,500